Accounts Receivable, Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended
	Mar. 31, 2021	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Accounts receivable due period	April 2022
Other Noncurrent Assets [Member]
Accounts receivable, noncurrent		¥ 16,242	$ 2,549